Prudential Day One 2015 Fund
Schedule of Investments (unaudited) as of October 31, 2020
Description	Shares	Value
Long-Term Investments 90.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	186,568	$1,975,752
PGIM Global Real Estate Fund (Class R6)	41,898	843,833
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	10,364	140,327
PGIM QMA Commodity Strategies Fund (Class R6)	81,284	707,986
PGIM QMA International Developed Markets Index Fund (Class R6)	74,746	839,393
PGIM QMA Large-Cap Core Equity Fund (Class R6)	106,674	1,674,784
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	28,801	281,094
PGIM QMA US Broad Market Index Fund (Class R6)	65,742	976,931
PGIM TIPS Fund (Class R6)	293,526	3,108,437
PGIM Total Return Bond Fund (Class R6)	153,445	2,260,244

Total Long-Term Investments (cost $11,772,164)		12,808,781

Short-Term Investment 9.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,311,289)	1,311,289	1,311,289

TOTAL INVESTMENTS 100.2% (cost $13,083,453)(w)		14,120,070
Liabilities in excess of other assets (0.2)%		(27,758)

Net Assets 100.0%		$14,092,312

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds